Deutsche Asset Management



Supplement to the currently effective Prospectus and all currently effective Supplements thereto of each of the listed funds:

Cash Management Fund Investment

Tax Free Money Fund Investment

New York Free Money Fund Investment

Treasury Money Fund Investment

Money Market Fund Investment

Cash Management Fund Institutional

Cash Reserves Fund Institutional

Treasury Money Fund Institutional

Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. -- Prime Series

Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. -- Treasury Series

Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. -- Tax-Free Series

Liquid Assets Fund Institutional

Daily Assets Fund Institutional

Treasury and Agency Fund Institutional

The Board of Directors/Trustees of the above listed funds voted on December 16, 2002 to change the Transfer Agent from Investment Company Capital Corporation ("ICCC") to Scudder Investments Service Company ("SISC").

Effective immediately, each prospectus for every class of the above listed funds is changed as follows: Replace ICCC with SISC every where ICCC is listed as the Transfer Agent. SISC can be reached by any method listed below.

--------------------------------------------------------------------------------
By Phone:                                       (800) 730-1313
--------------------------------------------------------------------------------
First Investments By Mail:                      Scudder Investments
                                                P.O. Box 219356
                                                Kansas City, MO 64121-9356
--------------------------------------------------------------------------------
Additional Investments By Mail:                 Scudder Investments
                                                P.O. Box 219154
                                                Kansas City, MO 64121-9154
--------------------------------------------------------------------------------
By Express Registered or Certified Mail:        Scudder Investments
                                                811 Main Street
                                                Kansas City, MO 64105-2005
--------------------------------------------------------------------------------



               Please Retain This Supplement for Future Reference




February 14, 2003

                                                                 [Deutsche Logo]

Supplement to the currently effective Statement of Additional Information and all currently effective Supplements thereto of each of the listed funds:

Cash Management Fund Investment
Tax Free Money Fund Investment
New York Free Money Fund Investment
Treasury Money Fund Investment
Money Market Fund Investment
Cash Management Fund Institutional
Cash Reserves Fund Institutional
Treasury Money Fund Institutional
Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.-Prime Series
Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.-Treasury Series
Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.-Tax-Free Series
Liquid Assets Fund Institutional
Daily Assets Fund Institutional
Treasury and Agency Fund Institutional

--------------------------------------------------------------------------------

The Board of Directors/Trustees of the above listed funds voted on December 16, 2002 to change the Transfer Agent from Investment Company Capital Corporation ("ICCC") to Scudder Investments Service Company ("SISC"). SISC provides the same services that ICCC provided to the Funds and is entitled to receive the same rate of compensation.




























               Please Retain This Supplement for Future Reference


                                                               February 14, 2003